THE CANANDAIGUA FUNDS

                           FINANCIAL STATEMENTS AS OF
                           --------------------------

                                  JUNE 30, 1998
                                  -------------

                                  TOGETHER WITH
                                  -------------

                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT
                     --------------------------------------

                              THE CANANDAIGUA FUNDS
                              ---------------------

                           FINANCIAL STATEMENTS AS OF
                                  JUNE 30, 1998
                                   (Unaudited)


                                TABLE OF CONTENTS
                                -----------------



                                                                         PAGE
                                                                         ----

Independent Accountants' Review Report                                     1

Statement of Assets and Liabilities as of June 30, 1998                    2

Statement of Operations for the Six Months Ended June 30, 1998             3

Statement of Changes in Net Assets for the Six Months Ended
  June 30, 1998 and the Year Ended December 31, 1997                       4

Schedule of Fund Investments as of June 30, 1998:
      - Bond Fund                                                          5
      - Equity Fund                                                        7

Notes to Financial Statements/Supplemental Data                           11

Selected Per-Share Data and Ratios:
     - Bond Fund                                                          15
     - Equity Fund                                                        16

                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT
                     --------------------------------------





To the Board of Directors
The Canandaigua Funds
Canandaigua, New York

We have reviewed the accompanying statement of assets and liabilities, including the schedule of fund investments of The Canandaigua Funds (The Fund - previously Canandaigua National Collective Investment Fund for Qualified Trusts; comprised of the Bond and Equity Funds), as of June 30, 1998, and the related statements of operations and changes in net assets and the selected per-share data and ratios/supplemental data for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. These financial statements and per-share data and ratios/supplemental data are the responsibility of the Fund's management.

A review consists principally of inquiries of organization personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and selected per-share data and ratios/supplemental data in order for them to be in conformity with generally accepted accounting principles.

The statement of changes in net assets for the year ended December 31, 1997 was audited by us and we expressed an unqualified opinion on these statements of the Fund as of December 31, 1997 and the year then ended in our report dated January 20, 1998 (except for the matter discussed in Note 5 to these financial statements as to which date was February 9, 1998), but we have not performed any auditing procedures since those dates.



MORGA JONES & HUFSMITH, P.C.
Canandaigua, New York
July 30, 1998

                              THE CANANDAIGUA FUNDS
                              ---------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)


                                                                        FUND
                                                           -------------------------------

                                                                BOND           EQUITY
                                                                ----           ------


                                     ASSETS
                                     ------


INVESTMENT SECURITIES, AT MARKET (bond fund cost -
     $716,146; equity fund cost - $19,318,663)             $    731,059    $ 20,753,312
                                                           ------------    ------------

CASH AND CASH EQUIVALENT                                         45,619       1,433,805
                                                           ------------    ------------

RECEIVABLES FOR:

     Sales of fund's shares                                        --            36,808
     Sale of investments                                           --           276,071
     Dividends and accrued interest                              11,991          22,789
                                                           ------------    ------------

            Total receivables                                    11,991         335,668
                                                           ------------    ------------

            Total assets                                        788,669      22,522,785
                                                           ------------    ------------


                                   LIABILITIES
                                   -----------


PAYABLES FOR:

     Repurchases of fund's shares                                  --            (8,422)
     Purchase of investments                                       --          (377,720)
     Investment management fees                                    --           (17,012)
     Professional fees                                             (380)        (10,120)
     Custodial fees                                                (388)           (397)
                                                           ------------    ------------

            Total liabilities                                      (768)       (413,671)
                                                           ------------    ------------

NET ASSETS AT JUNE 30, 1998: (equivalent to $14.00 per
     share for bond fund and $21.60 per share for equity
     fund, based on 56,259 shares and 1,023,798 shares
     outstanding for bond and equity shares, respectively) $    787,901    $ 22,109,114
                                                           ============    ============

NET ASSETS CONSIST OF:

     Capital stock                                         $    753,259    $ 21,106,546
     Undistributed net investment income (loss)                  19,729         (35,764)
     Accumulated net realized loss on investments                  --          (396,317)
     Net unrealized appreciation on investments                  14,913       1,434,649
                                                           ------------    ------------

NET ASSETS                                                 $    787,901    $ 22,109,114
                                                           ============    ============


                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                             STATEMENT OF OPERATIONS
                             -----------------------
                            FOR THE SIX MONTHS ENDED
                            ------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)



                                                                   FUND
                                                      -------------------------------

                                                           BOND          EQUITY


INVESTMENT INCOME:

     Interest income                                     $    21,440    $     6,120
     Dividend income                                            --           73,231
                                                         -----------    -----------

            Total investment income                           21,440         79,351
                                                         -----------    -----------

EXPENSES:

     Investment management fees                                 --         (102,110)
     Custodial fees                                           (1,271)        (1,413)
     Professional fees                                          (440)       (11,592)
                                                         -----------    -----------

            Total expenses                                    (1,711)      (115,115)
                                                         -----------    -----------

            Net investment income (expense)                   19,729        (35,764)
                                                         -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:

     Net realized loss                                          --         (396,317)
     Net unrealized gain                                       5,581      2,397,713
                                                         -----------    -----------

       Net realized and unrealized gain on investments         5,581      2,001,396
                                                         -----------    -----------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                           $    25,310    $ 1,965,632
                                                         ===========    ===========


                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                       ----------------------------------
     FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND YEAR ENDED DECEMBER 31, 1997
     -----------------------------------------------------------------------
                  (See Independent Accountants' Review Report)


                                                                              FUND
                                                                          ------------
                                                                      BOND             EQUITY
                                                                   ----------------------------
                                                                   (Unaudited)      (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 1998 -

OPERATIONS:
     Net investment income (loss)                                  $     19,729    $    (35,764)
     Net realized loss on investments                                      --          (396,317)
     Net unrealized gain on investments                                   5,581       2,397,713
                                                                   ------------    ------------
           Net increase in net assets resulting
             from operations                                             25,310       1,965,632
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
     Dividends from net investment income                                  --              --
     Distributions from net realized gain on investments                   --              --
                                                                   ------------    ------------
           Total dividends and distributions                               --              --
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
     Proceeds from shares sold (16,399 and 153,720 shares
          in the bond and equity funds, respectively)                   225,648       3,354,169
     Proceeds from any shares issued in reinvestment of net
          investment income dividends and distributions of
          net realized gain on investments                                 --              --
     Cost of shares purchased (9,390 and 46,595 shares in
           the bond and equity funds, respectively)                    (129,533)       (997,973)
                                                                   ------------    ------------
           Net increase in net assets resulting from fund
               share transactions                                        96,115       2,356,196
                                                                   ------------    ------------

TOTAL INCREASE IN NET ASSETS                                            121,425       4,321,828

NET ASSETS - beginning of period                                        666,476      17,787,286
                                                                   ------------    ------------

NET ASSETS - end of period (including undistributed net
     investment income of $19,441 for bond fund)                   $    787,901    $ 22,109,114
                                                                   ============    ============


                                                                               FUND
                                                                           ------------
                                                                       BOND            EQUITY
                                                                       ----------------------
FOR THE YEAR ENDED DECEMBER 31, 1997 -

OPERATIONS:
     Net investment income (loss)                                  $     31,853    $     (2,152)
     Net realized gain (loss) on investments                               (107)      3,993,077
     Net unrealized gain (loss) on investments                           16,007      (1,742,549)
                                                                   ------------    ------------
           Net increase in net assets resulting from
               operations                                                47,753       2,248,376
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
     Proceeds from shares sold (15,383 and 212,512 shares
          in the bond and equity funds, respectively)                   198,015       3,943,645
     Cost of shares purchased (6,114 and 54,499 shares in
          the bond and equity funds, respectively)                      (80,559)     (1,048,542)
                                                                   ------------    ------------
           Net increase in net assets resulting from fund
               share transactions                                       117,456       2,895,103
                                                                   ------------    ------------

TOTAL INCREASE IN NET ASSETS                                            165,209       5,143,479

NET ASSETS - beginning of year                                          501,267      12,643,807
                                                                   ------------    ------------

NET ASSETS - end of year                                           $    666,476    $ 17,787,286
                                                                   ============    ============



                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          SCHEDULE OF FUND INVESTMENTS
                          ----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)



                                    BOND FUND

                                                                 COST              MARKET VALUE
                                                                -------      ------------------------
                                                                                          PERCENTAGE
                                                                 AMOUNT       AMOUNT    OF NET ASSETS
                                                                 ------       ------    -------------
INVESTMENT SECURITIES:

    U.S. GOVERNMENT NOTES & BONDS -
      25,000 US Treasury Note, 5.625%, April 30, 2000          $ 24,978      $ 25,055      3.18%
      25,000 US Treasury Note, 6.250%, August 31, 2000           24,944        25,367      3.22%
      25,000 US Treasury Note, 6.125%, September 30, 2000        24,986        25,313      3.21%
      30,000 US Treasury Note, 5.500%, December 31, 2000         29,684        29,981      3.81%
      25,000 US Treasury Note, 5.250%, January 31, 2001          24,738        24,844      3.15%
      30,000 US Treasury Note, 6.375%, March 31, 2001            29,954        30,628      3.89%
      25,000 US Treasury Note, 5.500%, February 28, 2003         24,822        24,992      3.17%
      25,000 US Treasury Note, 5.750%, April 30, 2003            24,953        25,250      3.20%
      30,000 US Treasury Note, 5.875%, November 15, 2005         29,324        30,591      3.88%
      25,000 US Treasury Note, 5.625%, February 15, 2006         24,958        25,109      3.19%
      40,000 US Treasury Note, 6.875%, May 15, 2006              40,088        43,337      5.50%
      30,000 US Treasury Note, 7.000%, July 15, 2006             30,050        32,775      4.16%
      40,000 US Treasury Note, 5.500%, February 15, 2008         39,782        40,000      5.08%
                                                               --------      --------    -------

          Total U.S. Government Notes & Bonds                   373,261       383,242     48.64%
                                                               --------      --------    -------

    CORPORATE BONDS -
      CAPITAL EQUIPMENT
        AEROSPACE & MILITARY TECHNOLOGY
        -------------------------------
           15,000 Lockheed Martin Corporation, 6.750%,
                  March 15, 2003                                 15,814        15,394      1.95%

        MACHINERY CONSTRUCTION AND MINING
        ---------------------------------
           25,000 Caterpillar, 6.000%, May 01, 2007              23,924        24,433      3.10%
                                                                -------       -------    -------

                TOTAL CAPITAL EQUIPMENT                          39,738        39,827      5.05%
                                                                -------       -------    -------

      CONSUMER GOODS
        BEVERAGE & TOBACCO
        ------------------
           20,000 Coca-Cola Company, 6.000%, July 15, 2003       19,965        20,026      2.54%
           25,000 Anheiser Busch, 6.750%, November 01, 2006      25,134        25,544      3.24%

        RETAIL TRADING
        --------------
           25,000 Sears Roebuck & Company, 6.250%,
                  January 15, 2004                               23,788        25,046      3.18%

        SPECIALTY CHEMICALS
        -------------------
           25,000 Eastman Chemical Company, 6.375%,
                  January 15, 2004                               25,129        25,126      3.19%

        MULTIMEDIA
        ----------
           25,000 Disney, 5.800%, October 27, 2008               23,283        24,692      3.14%
                                                                -------       -------    -------

                TOTAL CONSUMER GOODS                            117,299       120,434     15.29%
                                                               --------      --------    -------


                  The accompanying notes are an integral part
                         of these financial statements.

                             THE CANANDAIGUA FUNDS
                             ---------------------
                          SCHEDULE OF FUND INVESTMENTS
                          ----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)



                              BOND FUND(CONTINUED)

                                                                 COST              MARKET VALUE
                                                                -------      ------------------------
                                                                                          PERCENTAGE
                                                                 AMOUNT       AMOUNT    OF NET ASSETS
                                                                 ------       ------    -------------
FINANCE
   BANKING
   -------
      30,000 Citicorp, 6.750%, August 15, 2005                   30,798        31,036      3.94%

   FINANCIAL SERVICES
   ------------------
      10,000 Ford Motor Credit Co., 6.850%,
             August 15, 2000                                     10,003        10,182      1.29%
      20,000 General Electric Capital Corp. 5.500%,
             November 01, 2001                                   19,947        19,718      2.51%
      20,000 Salomon Inc., 6.750%, August 15, 2003               19,913        20,504      2.60%
      30,000 Merrill Lynch & Company, Inc., 6.250%,
             October 15, 2008                                    29,696        30,168      3.83%
                                                               --------      --------     ------

           TOTAL FINANCE                                        110,357       111,608     14.17%
                                                               --------      --------     ------

SERVICES
   TELECOMMUNICATIONS
   ------------------
      20,000 Pacific Bell, 6.250%, March 01, 2005                19,628        20,201      2.57%
      30,000 LCI, 7.250% June 15, 2007                           30,847        30,104      3.82%

   HOTELS AND MOTELS
   -----------------
      25,000 Marriott, 6.750%, December 15, 2003                 25,016        25,643      3.25%
                                                               --------      --------     ------

           TOTAL SERVICES                                        75,491        75,948      9.64%
                                                               --------      --------     ------

           Total Corporate Bonds                                342,885       347,817     44.15%
                                                               --------      --------     ------

TOTAL INVESTMENT SECURITIES                                     716,146       731,059     92.79%



CASH AND CASH EQUIVALENT:
     Canandaigua National Bank Collective Fixed Income           45,619        45,619      5.79%

EXCESS OF RECEIVABLES OVER PAYABLES                              11,223        11,223      1.42%
                                                               --------      --------     ------

NET ASSETS                                                    $ 772,988     $ 787,901    100.00%
                                                              =========     =========   ========



                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          SCHEDULE OF FUND INVESTMENTS
                          ----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)

                                   EQUITY FUND

                                                       COST                 MARKET VALUE
                                                   -------------    ----------------------------
                                                                                PERCENTAGE
                                                      AMOUNT        AMOUNT     OF NET ASSETS
                                                      ------        ------     -------------
INVESTMENT SECURITIES:
  COMMON STOCK -

      CAPITAL EQUIPMENT
         AUTO TRUCK PARTS AND EQUIPMENT
         ------------------------------
              8,000 Dana Corp.                      $  425,633   $  428,000       1.94%
                                                    ----------   ----------       -----

                TOTAL CAPITAL EQUIPMENT                425,633      428,000       1.94%
                                                    ----------   ----------       -----

      TELECOMMUNICATIONS
         TELEPHONE - INTEGRATED
         ----------------------
            20,000 Global Telesystems Group, Inc.      814,330      975,000       4.41%*
                                                    ----------   ----------       -----

                TOTAL TELECOMMUNICATIONS               814,330      975,000       4.41%
                                                    ----------   ----------       -----

      SEMICONDUCTORS
         SEMICONDUCTORS
         --------------
              3,000 Intel Corporation                  203,270      222,375       1.00%
             20,000 LSI Logic Corp.                    436,170      461,250       2.09%*
                                                    ----------   ----------       -----

                TOTAL SEMICONDUCTORS                   639,440      683,625       3.09%
                                                    ----------   ----------       -----

      PHARMACEUTICAL
         PHARMACEUTICAL
         --------------
            20,000 American Home Products Corp.        796,823    1,035,000       4.68%
             7,000 Merck & Company, Inc.               807,280      936,250       4.23%
             8,000 Bristol-Meyers Squibb Company       831,670      919,500       4.16%
            12,000 Zeneca Group ADR PLC                539,800      526,500       2.38%
                                                    ----------   ----------       -----

                TOTAL PHARMACEUTICAL                 2,975,573    3,417,250      15.45%
                                                    ----------   ----------      ------

      ENERGY
         UTILITIES
         ---------
            20,000 AES Corporation                     825,580    1,051,250       4.75%*

         OIL COMPANIES - INTEGRATED
         --------------------------
              5,000 British Petroleum Co.              442,395      441,250       2.00%
              6,000 Mobil Corp.                        453,640      459,750       2.08%
                                                    ----------   ----------      ------

                TOTAL ENERGY                         1,721,615    1,952,250       8.83%
                                                    ----------   ----------      ------




*     Non-income producing

                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          SCHEDULE OF FUND INVESTMENTS
                          ----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)

                             EQUITY FUND (CONTINUED)


                                                                  COST            MARKET VALUE
                                                                --------    ------------------------
                                                                                       PERCENTAGE
INVESTMENT SECURITIES:                                           AMOUNT      AMOUNT   OF NET ASSETS
                                                                 ------      ------   -------------
  COMMON STOCK - (continued)

      CONSUMER GOODS
         ELECTRONICS
         -----------
              7,500 Philips Electronics NV (ADR)                643,596     637,500       2.88%

         IMAGING
         -------
              4,000 Eastman Kodak Co.                           283,919     292,250       1.32%

         HEALTHCARE
         ----------
              3,000 Johnson & Johnson                           213,508     221,250       1.00%

         RETAIL DRUG STORES
         ------------------
              8,000 CVS Corp.                                   289,420     311,500       1.41%

         COMPUTER SOFTWARE
         -----------------
            13,000 Computers Associates International, Inc.     758,962     722,312       3.27%

         RETAIL DEPARTMENT STORES
         ------------------------
              5,000 Fred Meyer, Inc.                            224,895     212,500       0.96%

         PAPER AND RELATED PRODUCTS
         --------------------------
            12,000 Mead Corporation                             377,720     381,000       1.72%
                                                              ---------   ---------      ------

                TOTAL CONSUMER GOODS                          2,792,020   2,778,312      12.56%
                                                              ---------   ---------      ------

      SERVICES
         TELECOMMUNICATIONS
         ------------------
            19,500 Boston Communication Group, Inc.             144,800     173,062       0.78%*
            10,000 Scientific-Atlanta Inc.                      243,520     253,750       1.15%
            20,000 US Lec Corp CL A                             459,565     417,500       1.89%*
            25,000 Worldcom                                     821,290   1,210,938       5.48%*

         AIRLINES
         --------
              3,000 Delta Air Lines, Inc.                       362,982     387,750       1.75%

         DIALYSIS CENTERS
         ----------------
            10,000 Total Renal Care Holdings, Inc.              311,020     345,000       1.56%*

         WATER TREATMENT SYSTEMS
         -----------------------
              5,000 United States Filter                        143,645     140,312       0.63%*

         ADVERTISING AGENCIES
         --------------------
            15,000 Young & Rubicam Inc.                         375,020     480,000       2.17%*
                                                              ---------   ---------      ------

                TOTAL SERVICES                                2,861,842   3,408,312      15.41%
                                                              ---------   ---------      ------

*  Non-income producing



                  The accompanying notes are an integral part
                         of these financial statements.

                             THE CANANDAIGUA FUNDS
                             ---------------------
                          SCHEDULE OF FUND INVESTMENTS
                          ----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)

                             EQUITY FUND (CONTINUED)


                                                        COST                MARKET VALUE
                                                  -----------------    --------------------
                                                                             PERCENTAGE
                                                   AMOUNT       AMOUNT     OF NET ASSETS
                                                   ------       ------     -------------



FINANCE
    CREDIT CARD
    -----------
        30,000 MBNA Corporation                   1,026,273     990,000       4.48%
          5,000 Capital One Financial               468,083     620,938       2.81%

    PROPERTY AND CASUAL INSURANCE
    -----------------------------
        16,000 Ace Limited                          603,853     624,000       2.82%

    BANKING
    -------
          5,000 Fleet Financial Group, Inc.         419,057     417,500       1.89%
          1,000 M&T Bank Corp.                      513,170     554,000       2.50%
          6,000 Northern Trust Corp.                427,207     457,500       2.07%

    FINANCIAL SERVICES
    ------------------
          5,000 Merrill Lynch                       427,395     461,250       2.09%

    MULTI-LINE INSURANCE
    --------------------
        16,000 Travelers Group, Inc.              1,022,640     970,000       4.39%
                                                  ---------   ---------      ------

           TOTAL FINANCE                          4,907,678   5,095,188      23.05%
                                                  ---------   ---------      ------

TECHNOLOGY
    MICRO COMPUTERS
    ---------------
        33,000 Compaq Computer Corp.                992,268     936,375       4.24%
                                                  ---------   ---------      ------

           TOTAL TECHNOLOGY                         992,268     936,375       4.24%
                                                  ---------   ---------      ------

MULTI-INDUSTRY
    MULTI-INDUSTRY
    --------------
        20,000 U.S. Industries Group, Inc.          540,559     495,000       2.24%
                                                  ---------   ---------      ------

           TOTAL MULTI-INDUSTRY                     540,559     495,000       2.24%
                                                  ---------   ---------      ------

ELECTRONICS
    ELECTRONICS
    -----------
          6,000 Sanmina Corp.                       251,590     260,250       1.18%*
                                                  ---------   ---------      ------

           TOTAL ELECTRONICS                        251,590     260,250       1.18%
                                                  ---------   ---------      ------



* Non-income producing


                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          SCHEDULE OF FUND INVESTMENTS
                          ----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)

                             EQUITY FUND (CONTINUED)



                                                           COST                     MARKET VALUE
                                                      ----------------     -------------------------------
                                                                                         PERCENTAGE
                                                             AMOUNT          AMOUNT     OF NET ASSETS
                                                             ------          ------     -------------
INVESTMENT SECURITIES:
  COMMON STOCK - (continued)

      SEMI-CAPITAL EQUIPMENT
         SEMI-CAPITAL EQUIPMENT
         ----------------------

            10,000 Credence Systems Co.                       246,845         190,000    0.86%*
              5,000 Teradyne Inc.                             149,270         133,750    0.60%*
                                                           ----------       ---------    -----

                TOTAL SEMI-CAPITAL EQUIPMENT                  396,115         323,750    1.46%
                                                           ----------       ---------   ------

TOTAL INVESTMENT SECURITIES (COMMON STOCK)                 19,318,663      20,753,312   93.86%

CASH AND CASH EQUIVALENTS:

      Canandaigua National Bank Collective Equity Fund      1,433,805       1,433,805    6.49%

EXCESS OF PAYABLES OVER RECEIVABLES                           (78,003)        (78,003)  (0.35%)
                                                         ------------    ------------   ------

NET ASSETS                                               $ 20,674,465    $ 22,109,114  100.00%
                                                         ============    ============  =======



* Non-income producing


                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)



(1)      ORGANIZATION

         The Canandaigua Funds (the Fund) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal.

         From inception in September, 1992 through February 9, 1998, the Fund was designed solely for the investment of retirement funds held in certain qualified trusts. Effective February 9, 1998, the Fund was reorganized on a tax free basis from a collective investment trust to a Delaware business trust. Among other things, this change enabled the Fund to expand its shareholders from certain qualified individual retirement trust accounts, to the general public.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES -

         The financial statements have been prepared in conformity with generally accepted accounting principles and, as such, include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates. The interim financial statements, as of June 30, 1998, include adjustments for the estimated effect of recurring annual accrued charges which, in the opinion of management, are necessary for the fair presentation of the interim financial statement.

         CASH AND CASH EQUIVALENTS -

         Interest bearing cash accounts are considered cash equivalents.

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

         Investments consist of debt and equity investment securities of the United States (U.S.) government and of corporations whose securities are traded on recognized U.S. securities exchanges. Investment securities are stated at market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the year or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices on that date. The market value of investment securities is subject to daily fluctuations. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. Effective January 1, 1998, any purchase premiums or discounts are amortized in investment interest ratably over the term of an investment security with a remaining maturity over 60 days. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Supervisory Committee of the Fund.

         The fair value of receivables for sale of investments and payables for purchase of investments are based on fair values as of the date of sale or purchase of the investment security.

         The estimated fair value of individual investment securities held at June 30, 1998 are disclosed in the accompanying Schedule of Fund Investments.

         As is customary in the industry, securities transactions recorded no later than the first business day after the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)



(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION - (continued)

         Realized gains and losses on sales of securities are calculated on the identified cost basis.

         Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid at least annually. Through February 9, 1998, when the Fund operated solely as a collective investment trust, dividend distributions were not relevant for tax compliance purposes. There have been no dividends declared or distributed to share holders through June 30, 1998.

         INCOME TAXES -

         It is the policy of the Fund to comply with applicable requirements of the Internal Revenue Code. Effective February 9, 1998, the Fund began accepting investments attributable to sources other than individual retirement trust accounts. As a result, net investment income and net realized gains on investments beginning for fiscal 1998, is taxable to the Fund if not substantially distributed annually to its shareholders. It is the intention and policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its annual net taxable income, including any net realized gains on investments, to its shareholders. Accordingly, there was no income tax provision recorded for the Fund as of June 30, 1998.

         Prior to February 9, 1998, the Fund was exempt from Federal income tax under Section 408 (e) of the Internal Revenue Code with respect to interests in the Fund which are attributable to individual retirement trust accounts maintained in conformity with Section 408 (e) of the Internal Revenue Code, and exempt from Federal income tax under Section 501 (a) of the Internal Revenue Code with respect to interests in the Fund which are attributable to pension or profit-sharing trusts (including those benefiting self-employed individuals) maintained in conformity with Section 401 (a) of the Internal Revenue Code. The Fund was also not subject to taxation in New York State for these qualified interests. For Federal income tax purposes, income earned by the Fund for these qualified interests was not taxable to participating trusts or participants until a participant receives a distribution from the Fund. Withdrawals from the Fund which are paid to participating trusts can be made at any time by participating trusts without penalty and without the amount withdrawn being subject to Federal income tax.

         VALUATION OF SHARES -

         The Declaration of Trust provides that the Fund may issue an unlimited number of shares of beneficial interest without par value. Currently, the Fund is offering shares in a Bond Fund and an Equity Fund. The shares are voting, non-assessable, and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. The net asset value per share of each fund is determined by dividing the total value of the fund's net assets by the number of outstanding shares of the fund. The net assets value per share in the accompanying financial statements is calculated in consideration of all purchases and sales transacted during the period. Share purchases are recorded when an investor's request for a share purchase is accepted and share distributions are recorded when an investor's request for distribution is received. Accordingly, any accepted share purchase obligations for which cash has not yet been received are reflected as sale of fund's shares and any approved distribution requests for which cash has not yet been disbursed are reflected as repurchases of fund's shares in the accompanying statement of assets and liabilities.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)


(3)      AGREEMENTS

         The Canandaigua National Bank and Trust Company (the Company) is the investment advisor of the Fund. The individual portfolio managers of the Fund are also officers of the Company. Subject to the direction of the Supervisory Committee of the Fund, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Fund.

         The Fund has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each fund in conformity with the stated objectives and policies of that fund. For these services, the Fund will pay investment management fees to the Company, at the rate of 1% of assets annually of each fund. In April, 1994, however, the Supervisory Committee authorized a temporary reduction of this fee for the bond fund to .5%. On July 9, 1997, the Supervisory Committee authorized a temporary suspension of the total investment management fee it pays for the bond fund. These rate reductions resulted in a savings to the bond fund of $3,597 for the six month period ended June 30, 1998.

         In addition, the Company has historically assumed expenses, other than primarily custodial and audit, incurred in the administration of the Fund. During the six months ended June 30, 1998, the Company also assumed approximately $1,000 of audit fees related to the reorganization of the Fund and approximately $1,400 of Board of Trustee fees and expenses for board and committee meeting attendance. The Company will reimburse the Fund for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Fund's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Fund imposed by the securities laws of any state in which the shares of the Fund are sold.

         The Northern Trust Company acts as custodian of the assets of the Fund. Custodial fees paid by the Fund are based on an agreed fee schedule for asset holdings and transactions.

         The Fund has an administrative service agreement with American Data Services, Inc. (ADS), for a three year period beginning December, 1997. Monthly fees are based on the greater of; (1) a sliding scale of $1,500 for a fund with average net assets of under $5 million to $2,500 for a fund with net assets of $20 million or more; or (2) 1/12 of the 0.012% of the average net assets of a fund for the month. These fees, $20,762 for the six months ended June 30, 1998, have historically been paid by the Company.

         In December, 1997, the Fund entered into a transfer agency agreement with ADS for a three year period to provide shareholder record keeping and reporting services and to act as the dividend disbursing agent for the Fund. Monthly fees consist of a minimum $900 maintenance fee plus various transaction fees. The $11,458 of fees through June 30, 1998 have been paid by the Company.

         In December, 1997, the Fund entered into a three year ninety day cancelable distributor agreement with ADS Distributors, Inc. to act as the principal underwriter and distributor of each fund's shares. The annual fee for these services is $22,750 plus expenses. The $11,375 of fees through June 30, 1998 have been paid by the Company.

         In December, 1997, the Fund entered into a fund accounting agent agreement with ADS for a three year period to calculate and transmit the Fund's net asset value and maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act. Monthly fees are based on the greater of; (1) a sliding scale of $800 for a fund with average net assets of under $10 million to $1,400 for a fund with net assets of $25 million to $30 million; or (2) 1/12 of 2.75 basis points on net assets in excess of $30 million. These fees, $18,347 for the six months ended June 30, 1998, have historically been paid by the Company.

         Fees with ADS and ADS Distributors, Inc. are subject to annual increases based on a defined increase in the Consumer Price Index for the Northeast region.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                  JUNE 30, 1998
                                  -------------
                                   (Unaudited)
                  (See Independent Accountants' Review Report)


(4)      PURCHASES AND SALES OF SECURITIES

         During the six months ended June 30, 1998, purchases and sales of investment securities, excluding cash and cash equivalent, amounted to the following:

                                                         FUND
                                           --------------------------------
                                                      (Unaudited)

                                                BOND            EQUITY
                                                ----            ------

               Purchases                     $ 114,513      $ 37,418,631
                                             =========      ============

               Sales                        $   45,035      $ 36,373,339
                                            ==========      ============

         Purchases and sales of government securities included in the Bond Fund amounts were $114,513 and $45,035, respectively. All other purchases and sales in the Bond Fund and Equity Fund were of investment securities, excluding government securities. Transaction fees paid during the six month period ended June 30, 1998 to the Company and The Northern Trust Company in the amount of approximately $2,800 and $5,000, respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $7,700 in the equity fund and $100 in the bond fund.

         UNREALIZED GAINS (LOSSES) ON INVESTMENTS -

         As of June 30, 1998, gross unrealized gains (losses) on investments with a cost of $716,146 in the Bond Fund and $19,318,663 in the Equity Fund are as follows:

                                                          FUND
                                            ---------------------------------
                                                       (Unaudited)

                                                 BOND          EQUITY
                                                 ----          ------

    Gross unrealized gains                   $   16,308     $ 1,813,920

    Gross unrealized (losses)                    (1,395)       (379,271)
                                             ----------     -----------

              Net unrealized gain            $   14,913     $ 1,434,649
                                             ==========     ===========

                              THE CANANDAIGUA FUNDS
                              ---------------------
                              CANANDAIGUA BOND FUND
                              ---------------------
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA
              ----------------------------------------------------



                                                                                    BOND FUND
                                              --------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                FOR THE YEARS ENDED DECEMBER 31
                                                             -----------------------------------------------------------------------
                                                            JUNE 30, 1998    1997      1996       1995     1994       1993
                                                            -------------     ----      ----       ----     ----       ----
PER-SHARE DATA:                                              (Unaudited)                                           (RESTATED)

 (For a share outstanding throughout each period)
  Net Asset Value, beginning of period                         $ 13.53    $  12.54  $  12.25   $  10.01  $  10.48   $  10.06
                                                               -------    --------  --------   --------  --------   --------
  Income (Loss) From Investment Operations -
    Net investment income (a)                                     0.38        0.70      0.62       0.81      0.62       0.42
    Net realized and unrealized gain (loss)
      on investments                                              0.09        0.29     (0.33)      1.43     (1.09)     --
                                                               -------    --------  --------   --------  --------   --------
    Total income (loss) from investment operations                0.47        0.99      0.29       2.24     (0.47)      0.42
                                                               -------    --------  --------   --------  --------   --------
    Less Distributions (b) -
     Dividends from net investment income                         --
     Distributions from net realized gains                        --
                                                               -------
          Total distributions                                     --
                                                               -------

  Net Asset Value, end of period                               $ 14.00    $  13.53  $  12.54   $  12.25  $  10.01   $  10.48
                                                               =======    ========  ========   ========  ========   ========
  Total Return (c)                                               7.01%(d)    7.89%     2.37%     22.38%    (4.48%)     4.17%
                                                               =======    ========  ========   ========  ========   ========
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)                      $   788     $   666   $   501    $   408   $   298    $   555
  Ratio of Expenses to Average Net Assets                        0.51%(d)    0.77%     1.09%      0.89%     0.77%      1.14%
  Ratio of Net Investment Income to Average
    Net Assets                                                   5.55%(d)    5.38%     5.17%      7.11%     6.16%      4.18%
  Portfolio Turnover Rate                                       12.63%(d)    8.44%    30.46%     14.13%    24.45%     62.96%





(a) The investment management fees for the Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through June 30, 1998, resulting in a per share savings of $3,597 (unaudited) for the six months ended June 30, 1998 and of $.10, $.06, $.06 and $.03 for the years ended December 31, 1997, 1996, 1995 and 1994, respectively. In addition, during the periods presented, administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund.
(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust. There have been no dividends declared or distributed through June 30, 1998.
(c)  Assumes reinvestment of dividends and capital gains distribution, if any.
(d) These ratios and percentages are based on annualized operations for the period.






                  The accompanying notes are an integral part
                         of these financial statements.

                              THE CANANDAIGUA FUNDS
                              ---------------------
                             CANANDAIGUA EQUITY FUND
                             -----------------------
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA
              ----------------------------------------------------



                                                                                  EQUITY FUND
                                             ---------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                           FOR THE YEARS ENDED DECEMBER 31
                                                              ----------------------------------------------------------------------
                                                 JUNE 30, 1998        1997          1996           1995          1994       1993
                                                 -------------        ----          ----           ----          ----       ----
PER-SHARE DATA:                                     (Unaudited)                                                          (RESTATED)
 (For a share outstanding throughout each period)
  Net Asset Value, beginning of period              $     19.40   $    16.67   $     13.71   $    10.89   $    10.85   $    10.26
                                                    -----------   ----------   -----------   ----------   ----------     ---------
  Income (Loss) From Investment Operations -
    Net investment income (expense) (a)                   (0.04)        --            0.01         0.04         0.07         0.18
    Net realized and unrealized gain (loss)
      on investments                                       2.24         2.73          2.95         2.78        (0.03)        0.41
                                                    -----------   ----------   -----------   ----------   ----------     ---------
    Total income from investment operations                2.20         2.73          2.96         2.82         0.04         0.59
                                                    -----------   ----------   -----------   ----------   ----------     ---------
    Less Distributions (b) -                             --
     Dividends from net investment income                --
     Distributions from net realized gains          -----------
          Total distributions                            --
                                                    -----------

  Net Asset Value, end of period                    $     21.60   $    19.40    $    16.67    $   13.71    $   10.89     $  10.85
                                                    ===========   ==========    ==========    =========    =========     =========
  Total Return (c)                                       22.89%(d)    16.38%        21.59%       25.90%        0.37%        5.75%
                                                    ===========   ==========    ==========    =========    =========     =========

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)           $    22,109   $   17,787    $   12,644    $   8,433    $   5,777    $   3,172
  Ratio of Expenses to Average Net Assets                 1.13%(d)     1.15%         1.12%        1.11%        1.09%        1.18%
  Ratio of Net Investment Income (Expense) to
    Average Net Assets                                    (.37%)(d)    0.00%         0.03%        0.32%        0.69%        1.70%
  Portfolio Turnover Rate                               354.96%(d)   398.23%       337.27%      375.30%      234.81%      165.68%






(a) During the periods presented, administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund.
(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust. There have been no dividends declared or distributed through June 30, 1998.
(c)  Assumes reinvestment of dividends and capital gains distribution, if any.
(d) These ratios and percentages are based on annualized operations for the period.





                  The accompanying notes are an integral part
                         of these financial statements.